Fees Summary	Jul. 08, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,336,875,000.00
Previously Paid Amount	0.00
Total Fee Amount	184,622.44
Total Offset Amount	0.00
Net Fee	$ 184,622.44
Narrative - Max Aggregate Offering Amount | shares	1,336,875,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true